SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF CASH AND RESTRICTED CASH	The following table summarizes the cash and restricted cash (in thousands):
	As of December 31,
	2025	2024
Cash	3,010	2,287
Restricted cash	316	300
Cash and restricted cash	$3,326	$2,587

SCHEDULE OF CARRYING AMOUNT AND ESTIMATED FAIR VALUE OF CONVERTIBLE DEBENTURES AND COMMON STOCK PURCHASE WARRANTS

The following table summarizes the carrying amount and estimated fair value of the convertible debentures and the common stock purchase warrants (in thousands):

	September 30, 2026
	Carrying	Fair	Fair Value Measurements
	Value	Value	Level 1	Level 2	Level 3
11% debenture dated July 17, 2019	$45,810	$45,810	$-	$-	$45,810
11% debenture dated April 20, 2020	$4,955	$4,955	$-	$-	$4,955
11% debenture dated September 4, 2020	$4,482	$4,482	$-	$-	$4,482
11% debenture dated January 13, 2022	$4,388	$4,388	$-	$-	$4,388
15% debenture dated January 19, 2023	$4,637	$4,637	$-	$-	$4,637
15% debenture dated July 25, 2024	$1,896	$1,896	$-	$-	$1,896
15% debenture dated June 18, 2025	$1,658	$1,658	$-	$-	$1,658
15% debenture dated December 30, 2025	$1,474	$1,474	$-	$-	$1,474
15% debenture dated February 20, 2026	$3,000	$3,000	$-	$-	$3,000
15% debenture dated June 2, 2026	$4,317	$4,317	$-	$-	$4,317
	$76,617	$76,617	$-	$-	$76,617

Warrant dated July 17, 2019	$14,094	$14,094	$-	$-	$14,094
Warrant dated April 20, 2020	$2,133	$2,133	$-	$-	$2,133
Warrant dated September 4, 2020	$1,661	$1,661	$-	$-	$1,661
Warrant dated January 13, 2022	$4,513	$4,513	$-	$-	$4,513
Warrant dated January 19, 2023	$3,061	$3,061	$-	$-	$3,061
Warrant dated July 25, 2024	$5,197	$5,197	$-	$-	$5,197
Warrant dated June 18, 2025	$1,545	$1,545	$-	$-	$1,545
Warrant dated December 30, 2025	$1,545	$1,545	$-	$-	$1,545
Warrant dated February 20, 2026	$1,545	$1,545	$-	$-	$1,545
Warrant dated June 2, 2026	$2,316	$2,316	$-	$-	$2,316
	$37,610	$37,610	$-	$-	$37,610

The following table summarizes the carrying amount and estimated fair value of the convertible debentures and the common stock purchase warrants (in thousands):

	2025
	Carrying	Fair	Fair Value Measurements
	Value	Value	Level 1	Level 2	Level 3
11% debenture dated July 17, 2019	$28,033	$28,033	$-	$-	$28,033
11% debenture dated April 22, 2020	$2,989	$2,989	$-	$-	$2,989
11% debenture dated September 4, 2020	$2,694	$2,694	$-	$-	$2,694
11% debenture dated January 13, 2022	$3,824	$3,824	$-	$-	$3,824
15% debenture dated January 19, 2023	$2,852	$2,852	$-	$-	$2,852
15% debenture dated July 25, 2024	$1,256	$1,256	$-	$-	$1,256
15% debenture dated June 18, 2025	$1,098	$1,098	$-	$-	$1,098
15% debenture dated December 30, 2025	$1,000	$1,000	$-	$-	$1,000
	$43,746	$43,746	$-	$-	$43,746

Warrant dated July 17, 2019	$8,945	$8,945	$-	$-	$8,945
Warrant dated April 22, 2020	$1,263	$1,263	$-	$-	$1,263
Warrant dated September 4, 2020	$969	$969	$-	$-	$969
Warrant dated January 13, 2022	$3,062	$3,062	$-	$-	$3,062
Warrant dated January 19, 2023	$2,077	$2,077	$-	$-	$2,077
Warrant dated July 25, 2024	$3,526	$3,526	$-	$-	$3,526
Warrant dated June 18, 2025	$1,047	$1,047	$-	$-	$1,047
Warrant dated December 30, 2025	$1,047	$1,047	$-	$-	$1,047
	$21,936	$21,936	$-	$-	$21,936

	As of December 31, 2024
	Carrying	Fair	Fair Value Measurements
	Value	Value	Level 1	Level 2	Level 3
11% debenture dated July 17, 2019	$25,439	$25,439	$-	$-	$25,439
11% debenture dated April 22, 2020	$2,740	$2,740	$-	$-	$2,740
11% debenture dated September 4, 2020	$2,477	$2,477	$-	$-	$2,477
11% debenture dated January 13, 2022	$3,671	$3,671	$-	$-	$3,671
15% debenture dated January 19, 2023	$2,674	$2,674	$-	$-	$2,674
15% debenture dated July 25, 2024	$1,175	$1,175	$-	$-	$1,175
	$38,176	$38,176	$-	$-	$38,176

Warrant dated July 17, 2019	$9,049	$9,049	$-	$-	$9,049
Warrant dated April 22, 2020	$1,298	$1,298	$-	$-	$1,298
Warrant dated September 4, 2020	$998	$998	$-	$-	$998
Warrant dated January 13, 2022	$3,063	$3,063	$-	$-	$3,063
Warrant dated January 19, 2023	$2,079	$2,079	$-	$-	$2,079
Warrant dated July 25, 2024	$3,526	$3,526	$-	$-	$3,526
	$20,013	$20,013	$-	$-	$20,013

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES
Category	Estimated Useful Life
Software and computer equipment	3 to 5 years
Furniture and fixtures	5 to 7 years
Equipment	7 to 10 years
Leasehold improvements	6 to 11 years

SCHEDULE OF INTANGIBLE ASSETS
	As of December 31,
	2025	2024
Weighted average remaining amortization period (in years)	10	14

Cost	1,295	1,250
Less accumulated amortization	(626)	(554)
Net intangible assets	$669	$696

SCHEDULE OF FUTURE AMORTIZATION EXPENSE	Future amortization expense is as follows for the years ending December 31(in thousands):
2026	$73
2027	71
2028	23
2029	23
2030	23
Thereafter	456
Total	$669

SCHEDULE OF BASIC AND DILUTED LOSS PER COMMON SHARE

The following table sets forth the calculations of basic and diluted loss per common share (in thousands, except per share and share amounts):

	Nine months ended September 30,
	2026	2025
Net loss	$(50,859)	$(8,954)

Basic weighted-average number of common shares outstanding	13,225,679	13,131,701
Add: Weighted-average common shares attributable to Warrants with a $0.01 exercise price	2,071,005	1,573,052
Total basic weighted-average number of common shares outstanding	15,296,684	14,704,753
Add: Dilutive effect of other equity instruments	-	-
Diluted weighted-average shares outstanding	15,296,684	14,704,753
Loss per common share - basic	$(3.32)	$(0.61)
Loss per common share - diluted	$(3.32)	$(0.61)
Excluded from diluted weighted-average shares outstanding:
Antidilutive shares	16,680,029	14,750,412

The following table sets forth the calculations of basic and diluted loss per common share (in thousands, except per share amounts):

	Years Ended December 31,
	2025	2024
Net loss	$(15,122)	$(13,537)

Basic weighted-average number of common shares outstanding	13,140,939	12,541,585
Add: Weighted-average common shares attributable to Warrants with a $0.01 exercise price	1,601,429	1,157,715
Total basic weighted-average common shares outstanding	14,742,368	13,699,300
Add: Dilutive effect of other equity instruments	-	-
Diluted weighted-average shares outstanding	14,742,368	13,699,300
Loss per common share - basic	$(1.03)	$(0.99)
Loss per common share - diluted	$(1.03)	$(0.99)
Excluded from diluted weighted-average shares outstanding:
Antidilutive shares	15,113,986	13,701,262